Goodwill (Tables)	6 Months Ended
Jun. 30, 2023
Goodwill [Abstract]
Schedule of Reconciliation of Changes in Goodwill

$
Balance – December 31, 2022	5,982
Additions	4,008
Effects of foreign exchange	49
Balance – June 30, 2023	10,039